Provisions - Movements by Class of Provisions (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2019 JPY (¥)
Disclosure of other provisions [line items]
Beginning balance	¥ 194,818
Additional provisions	723
Amounts used	(26,276)
Unused amounts reversed	(2,179)
Amortization of discount and effect of change in discount rate	430
Others	234
Ending balance	167,750
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	148,409
Additional provisions	0
Amounts used	(21,012)
Unused amounts reversed	0
Amortization of discount and effect of change in discount rate	351
Others	0
Ending balance	127,748
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	46,409
Additional provisions	723
Amounts used	(5,264)
Unused amounts reversed	(2,179)
Amortization of discount and effect of change in discount rate	79
Others	234
Ending balance	¥ 40,002